SMALLCAP World Fund®
Investment portfolio
June 30, 2026
unaudited

Common stocks 96.63% Industrials 29.26%	Shares	Value (000)
Diploma PLC (a)	10,369,406	$981,278
Comfort Systems USA, Inc.	435,028	862,204
ATI, Inc. (b)	4,210,910	829,970
Crane Co. (a)	3,063,413	683,356
Bombardier, Inc., Class B (b)	2,714,674	625,031
Modine Manufacturing Co. (b)	2,102,366	561,374
SPX Technologies, Inc. (b)	2,246,107	550,678
International Container Terminal Services, Inc.	34,119,756	498,129
Bloom Energy Corp., Class A (b)	1,616,379	489,278
Enpro, Inc. (a)	1,228,586	463,091
FTAI Aviation, Ltd.	1,468,474	397,266
Arxis, Inc., Class A (b)	8,057,300	371,764
IMI PLC	9,343,837	367,607
BELIMO Holding AG	319,752	360,524
VSE Corp. (a)	1,573,736	359,599
Everus Construction Group, Inc. (b)	2,071,641	343,789
Saia, Inc. (b)	767,744	323,343
Federal Signal Corp.	2,362,294	303,531
Oshkosh Corp.	1,977,273	303,472
Moog, Inc., Class A	698,105	295,885
Casella Waste Systems, Inc., Class A (b)	3,036,412	294,441
NICHIAS Corp. (a)(c)	11,922,609	292,830
AZZ, Inc. (a)	1,828,636	283,530
Arcosa, Inc.	1,823,050	264,871
CSW Industrials, Inc. (a)	915,680	254,834
Applied Industrial Technologies, Inc.	750,641	253,829
Watts Water Technologies, Inc., Class A	641,394	251,074
Acter Group Corp., Ltd.	6,098,646	248,653
Carel Industries SpA (a)	6,770,468	245,638
SPIE SA	4,229,885	243,961
Sterling Infrastructure, Inc. (b)	283,309	237,798
NKT AS (b)	1,581,228	236,784
Howden Joinery Group PLC	20,908,363	232,405
ESCO Technologies, Inc.	662,465	231,889
Alliance Laundry Holdings, Inc. (b)	8,653,349	229,487
XPO, Inc. (b)	1,076,599	221,015
UL Solutions, Inc., Class A	2,166,472	220,677
Kadant, Inc. (a)	687,393	216,000
MDA Space, Ltd. (CAD denominated) (b)(c)	4,634,029	191,471
MDA Space, Ltd. (b)	376,124	15,527
BayCurrent, Inc.	5,366,930	199,953
Core & Main, Inc., Class A (b)	4,131,485	199,344
Standex International Corp.	555,171	198,568
SWCC Corp. (a)(c)	2,329,558	197,179
Addtech AB, Class B	5,442,314	191,833
Babcock International Group PLC	15,166,672	191,553
SMALLCAP World Fund — Page 1 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
First Advantage Corp. (a)(b)	10,398,714	$187,697
Simpson Manufacturing Co., Inc.	890,563	186,439
VAT Group AG	208,541	182,443
Perini Corp.	2,198,444	182,405
ESAB Corp.	1,813,636	178,879
Hammond Power Solutions, Inc., Class A (c)	730,120	178,745
Astronics Corp. (b)	1,849,886	150,322
Astronics Corp., Class B (b)	369,977	28,118
Cenergy Holdings SA	6,718,650	177,323
Nexans SA	1,051,370	174,677
Alaska Air Group, Inc. (b)	3,314,162	172,999
Hub Group, Inc., Class A (a)	3,895,577	170,587
Copa Holdings SA, Class A	1,077,918	167,692
Sinfonia Technology Co., Ltd. (a)(c)	1,656,046	165,308
Cleanaway Waste Management, Ltd.	100,841,030	164,542
Takasago Thermal Engineering Co., Ltd. (c)	5,106,724	161,559
AAR Corp. (b)	1,129,345	161,417
Sanki Engineering Co., Ltd. (a)(c)	8,615,300	158,487
Badger Infrastructure Solutions, Ltd. (a)	2,357,852	154,646
Meidensha Corp. (a)	2,448,200	149,428
Japan Elevator Service Holdings Co., Ltd. (a)	13,923,100	149,417
SiteOne Landscape Supply, Inc. (b)	1,303,471	149,130
Sulzer AG (c)	897,149	148,875
Loar Holdings, Inc. (b)	1,840,381	148,353
IES Holdings, Inc. (b)	200,019	146,946
Advanced Drainage Systems, Inc.	884,282	138,797
AQ Group AB (a)	5,962,539	135,234
AAON, Inc.	1,061,442	134,655
Masco Corp.	1,625,000	132,226
Rumo SA	50,786,647	132,124
PFISTERER Holding SE (a)	1,198,592	129,293
Matson, Inc.	661,734	127,205
Weir Group PLC (The)	3,978,926	126,970
Qantas Airways, Ltd.	17,131,673	126,860
Robert Half, Inc.	4,079,083	125,228
Armstrong World Industries, Inc.	772,966	123,999
Kumagai Gumi Co., Ltd. (a)	13,847,300	122,715
Volution Group PLC (a)	14,601,565	118,459
Interpump Group SpA	2,973,224	114,894
Construction Partners, Inc., Class A (b)	963,105	114,388
KEI Industries, Ltd.	1,972,478	114,002
DPC Holdings, Ltd. (b)	2,309,600	113,309
Rosebank Industries PLC (b)	25,768,119	113,183
Shaily Engineering Plastics, Ltd. (a)(b)	3,589,740	110,649
Visional, Inc. (a)(b)(c)	2,221,046	106,537
Hensoldt AG (c)	1,361,975	105,467
IMCD NV	1,165,461	105,247
Karman Holdings, Inc. (b)	2,104,726	105,068
Bravida Holding AB	8,189,246	104,420
Chemring Group PLC (a)	15,179,910	103,131
CECO Environmental Corp. (b)	1,126,775	102,244
Tetra Tech, Inc.	3,483,194	100,629
Flowserve Corp.	1,332,671	98,831
Kandenko Co., Ltd. (c)	2,341,000	97,885
Cadre Holdings, Inc. (a)	3,418,106	97,450
SMALLCAP World Fund — Page 2 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Takuma Co., Ltd. (a)	4,197,000	$94,061
Allison Transmission Holdings, Inc.	823,217	92,809
Builders FirstSource, Inc. (b)	1,036,653	92,760
Rotork PLC	23,519,889	92,197
MSA Safety, Inc.	527,859	92,154
Trinity Industries, Inc.	2,512,621	86,886
WESCO International, Inc.	249,081	86,040
Beijer Ref AB, Class B	5,863,091	85,909
Arteche Lantegi Elkartea SA	2,221,597	85,576
Watsco, Inc.	200,000	83,346
Powell Industries, Inc.	287,541	82,340
MYR Group, Inc. (b)	154,059	77,091
McGrath RentCorp	622,214	75,307
EquipmentShare.com, Inc., Class A (b)(c)	3,763,635	73,993
Lifco AB, Class B	2,195,000	71,924
Instalco AB (a)	16,881,215	66,636
Mader Group, Ltd. (a)	12,090,174	66,390
Inox Wind, Ltd. (b)	68,735,524	65,875
Einride AB (EUR denominated) (a)(b)(d)	5,623,252	48,641
Einride AB (a)(b)(d)	1,693,413	14,648
Einride AB (ADR) (a)(b)(d)(e)	202,294	1,750
INVISIO Communications AB (a)(c)	3,044,992	64,404
LISI SA	853,398	64,212
QinetiQ Group PLC	11,455,793	64,210
Huber + Suhner AG	232,342	64,165
Grafton Group PLC	5,310,944	63,482
Neway Valve (Suzhou) Co., Ltd., Class A	8,410,249	62,719
Sankyu, Inc. (c)	1,147,000	61,169
Generac Holdings, Inc. (b)	207,989	60,901
Union Tool Co. (c)	428,557	60,732
Engcon AB, Class B (c)	9,370,843	59,263
R&S Group Holding AG (c)	1,746,515	58,813
Ceres Power Holdings PLC (b)	8,589,254	58,283
APi Group Corp. (b)	1,361,656	57,666
Enerpac Tool Group Corp., Class A	1,566,222	56,165
Montana Aerospace AG (b)(c)	2,124,216	55,754
Terex Corp.	752,939	54,505
Sany Heavy Equipment International Holdings Co., Ltd.	60,347,000	51,454
AFRY AB, Class B	4,656,088	50,170
HD Hyundai Marine Solution Co., Ltd.	342,240	49,892
BWX Technologies, Inc.	250,845	48,827
SATS, Ltd.	13,472,700	47,338
EnerSys	200,000	46,764
Leonardo DRS, Inc.	1,094,910	46,720
Morgan Sindall Group PLC	700,970	45,742
Ventia Services Group Pty, Ltd.	10,628,038	45,679
FTI Consulting, Inc. (b)	298,164	44,429
Kaori Heat Treatment Co., Ltd.	891,929	43,867
FUJI Corp.	831,400	43,718
Cadeler A / S (b)	7,908,829	43,329
GATX Corp.	243,669	43,176
Beijer Alma AB, Class B	1,400,000	42,897
FLSmidth & Co. A/S, non-registered shares	584,058	42,740
Porr AG	831,941	42,085
Localiza Rent a Car SA, ordinary nominative shares	4,788,804	38,535
SMALLCAP World Fund — Page 3 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Localiza Rent a Car SA	227,086	$1,759
Upwork, Inc. (b)	4,723,558	39,489
dormakaba Holding AG	580,274	37,511
Aequs, Ltd. (b)	14,835,600	37,016
Worthington Enterprises, Inc.	678,793	36,492
Firefly Aerospace, Inc. (b)(c)	1,205,209	35,433
Kajaria Ceramics, Ltd.	2,758,096	35,383
Richelieu Hardware, Ltd.	1,230,076	35,352
Kingspan Group PLC	376,909	34,475
Grupa Pracuj SA (c)	2,882,435	34,141
AirTAC International Group	797,661	33,651
GEK TERNA Holdings SA	662,835	33,383
Karnell Group AB (b)	3,774,920	31,857
Kardex Holding AG	112,406	31,540
MTAR Technologies, Ltd. (b)	380,212	30,945
Mega Union Technology, Inc. (b)	994,148	30,688
HawkEye 360, Inc. (b)	1,451,069	29,341
RENK Group AG (c)	590,324	28,451
Voyager Technologies, Inc., Class A (b)	851,972	27,476
Mitsubishi Kakoki Kaisha, Ltd.	1,183,100	26,915
JBT Marel Corp.	185,532	26,902
Arcadis NV, non-registered shares	694,375	26,694
Tkms AG & Co. KGaA (b)(c)	305,525	26,047
Amada Co., Ltd.	1,355,800	25,012
Storskogen Group AB, Class B	25,765,022	22,692
Xometry, Inc., Class A (b)	233,629	22,550
Applied Aerospace & Defense, Inc. (b)	973,400	22,174
Bufab AB	1,614,248	21,125
SNT Dynamics Co., Ltd.	928,568	21,112
MonotaRO Co., Ltd. (c)	1,511,100	17,244
ICF International, Inc.	236,665	17,243
Downer EDI, Ltd.	2,875,103	16,043
Zehnder Group AG	203,042	15,720
LIG Defense&Aerospace Co., Ltd.	32,656	15,070
Electro Optic Systems Holdings Ltd. (b)	1,348,856	9,671
EXEO Group, Inc.	476,800	8,162
COMSYS Holdings Corp.	223,400	7,544
Zedcor, Inc. (b)(c)	1,842,500	7,470
Impro Precision Industries, Ltd.	5,082,000	5,248
Voltronic Power Technology Corp.	137,000	4,687
		27,583,692
Information technology 20.21%
Kokusai Electric Corp. (a)	19,049,173	1,300,647
MKS, Inc.	2,453,957	1,091,520
Global Unichip Corp.	4,617,403	719,054
Lumentum Holdings, Inc. (b)	813,859	698,340
ASMPT, Ltd. (a)	21,443,915	661,683
Semtech Corp. (b)	3,413,515	552,477
Taiwan Union Technology Corp.	9,157,000	488,899
Fabrinet, non-registered shares (b)	786,796	442,242
Viavi Solutions, Inc. (b)	8,889,893	424,492
Skyworks Solutions, Inc. (c)	5,979,761	405,428
MACOM Technology Solutions Holdings, Inc. (b)	1,057,263	402,151
Lattice Semiconductor Corp. (b)	2,596,383	397,143
SMALLCAP World Fund — Page 4 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Allegro MicroSystems, Inc. (b)	5,503,804	$383,175
Dexerials Corp. (a)	14,311,400	380,937
ACM Research, Inc., Class A (b)	2,927,550	371,477
eMemory Technology, Inc. (a)	3,851,497	356,852
Impinj, Inc. (a)(b)	2,411,885	345,454
Ultra Clean Holdings, Inc. (a)(b)	2,381,374	339,560
Maruwa Co., Ltd. (a)(c)	690,136	306,382
Nova, Ltd. (b)(c)	544,097	295,412
Astera Labs, Inc. (b)	600,000	289,812
Jentech Precision Industrial Co., Ltd.	2,666,467	289,738
Cohu, Inc. (a)(b)	3,748,524	277,053
Co-Tech Copper Foil Corp. (a)	14,463,000	275,407
GPGI, Inc., Class A (c)(d)	8,323,453	131,927
GPGI, Inc., Class A	5,972,452	94,663
Ichor Holdings, Ltd. (a)(b)	1,988,738	223,296
Credo Technology Group Holding, Ltd. (b)	815,588	221,799
King Slide Works Co., Ltd.	942,946	220,390
Cipher Digital, Inc. (b)	8,520,228	208,746
Arrow Electronics, Inc. (b)	931,123	198,711
Celestica, Inc. (b)	543,703	198,343
FIT Hon Teng, Ltd. (b)(c)	212,325,000	194,924
Rorze Corp. (c)	6,398,725	194,518
Aixtron SE	3,132,812	188,431
Eugene Technology Co., Ltd. (a)	1,482,397	180,377
Rogers Corp. (a)(b)	1,084,512	177,567
Unity Software, Inc. (b)	6,099,520	174,324
Soitec (b)	1,290,481	173,334
Kitron ASA (a)	15,670,530	169,049
RingCentral, Inc., Class A	4,324,911	168,585
Shibaura Mechatronics Corp. (a)	5,588,780	161,816
Fastly, Inc., Class A (a)(b)	8,006,949	147,008
TTM Technologies, Inc. (b)	755,166	141,231
Ralliant Corp.	1,852,364	136,390
OSI Systems, Inc. (b)	580,137	126,876
AT & S Austria Technologie & Systemtechnik AG (b)	494,446	119,405
Disco Corp.	224,500	114,099
ULVAC, Inc. (c)	1,721,800	111,476
Azbil Corp. (c)	10,195,400	108,807
HPSP Co., Ltd.	3,021,982	107,226
Maxlinear, Inc. (b)	807,872	103,432
Lagercrantz Group AB, Class B	3,927,057	103,319
Kulicke and Soffa Industries, Inc.	768,516	102,797
ELMOS Semiconductor SE, non-registered shares	496,877	102,446
Silicon Laboratories, Inc. (b)	458,917	100,301
Power Integrations, Inc.	1,151,148	96,420
Cognex Corp.	1,236,941	89,579
Sanmina Corp. (b)	348,492	88,196
INFICON Holding AG	384,305	86,751
Kinsus Interconnect Technology Corp.	3,026,000	85,733
Otsuka Corp. (c)	4,980,500	85,272
TeraWulf, Inc. (b)(c)	3,428,561	84,685
Softcat PLC	3,154,336	76,628
Sterlite Technologies, Ltd. (b)	11,514,899	76,320
Lotes Co., Ltd.	1,129,000	75,435
Silex Microsystems AB (b)(c)	3,607,143	74,811
SMALLCAP World Fund — Page 5 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Riken Keiki Co., Ltd. (a)	3,116,152	$71,672
Hut 8 Corp. (b)	606,024	69,962
Q2 Holdings, Inc. (b)	1,441,575	69,340
FormFactor, Inc. (b)	400,104	63,989
Accton Technology Corp.	803,000	63,495
Rubrik, Inc., Class A (b)	741,404	59,520
Cellebrite DI, Ltd. (b)	4,057,763	59,243
Elite Material Co., Ltd.	342,139	58,550
Premier Energies, Ltd.	4,997,979	55,781
Lumine Group, Inc., subordinate voting shares (b)	3,616,229	54,820
MongoDB, Inc., Class A (b)	158,600	53,274
Klaviyo, Inc., Class A (b)	3,290,794	49,691
BlackBuck, Ltd. (b)	7,906,024	44,686
Clear Secure, Inc., Class A	800,000	44,584
Ingram Micro Holding Corp.	1,617,257	44,361
Nayax, Ltd. (b)	677,085	44,084
ServiceTitan, Inc., Class A (b)	623,443	44,084
Rigaku Holdings Corp. (c)	2,718,000	42,530
Globant SA (b)(c)	1,468,225	42,490
Presight AI Holding PLC (b)	43,855,522	41,958
Agilysys, Inc. (b)	401,343	41,940
Riskified, Ltd., Class A (b)	8,313,598	41,901
Codan, Ltd.	1,253,001	38,488
EPAM Systems, Inc. (b)	483,165	38,339
Nippon Electric Glass Co., Ltd. (c)	845,400	34,498
AAC Technologies Holdings, Inc. (c)	5,565,831	30,703
Aurora Innovation, Inc., Class A (b)	4,480,508	30,557
Adeia, Inc.	891,304	29,351
Reply SpA (c)	280,568	29,332
Money Forward, Inc. (b)(c)	1,059,649	28,613
Procore Technologies, Inc. (b)	700,000	28,434
Kinaxis, Inc. (b)	260,388	27,957
Itron, Inc. (b)	319,849	27,677
WhiteFiber, Inc. (b)(c)	700,608	27,219
Enphase Energy, Inc. (b)	518,564	25,534
Dynavox Group AB (c)	4,225,000	25,482
AXT, Inc. (b)	333,667	24,051
Monday.com, Ltd. (b)	267,000	19,328
PAR Technology Corp. (b)(c)	1,000,000	17,420
Bechtle AG, non-registered shares	435,829	15,430
Dock, Ltd. (b)(d)(f)	4,318,937	15,160
Park Systems Corp.	75,025	12,158
Topicus.com, Inc., subordinate voting shares (b)	184,520	11,764
VNET Group, Inc., Class A (ADR) (b)(c)	1,453,259	11,684
Noventiq Holdings PLC (GDR) (b)(f)(g)	17,110,290	4,962
Noventiq Holdings PLC (GDR) (b)(f)	16,060	5
PVA TePla AG non-registered shares (b)	92,874	4,795
Foursquare Labs, Inc., Series A (b)(d)(f)	1,970,385	1,261
Kandou Holding SA (a)(b)(f)	4,400,000	880
Yotpo, Ltd. (b)(d)(f)	2,620,102	838
Tarana Wireless, Inc., Class C (b)(f)	862,071	362
		19,045,015
SMALLCAP World Fund — Page 6 of 29

unaudited
Common stocks (continued) Financials 12.43%	Shares	Value (000)
Affirm Holdings, Inc., Class A (b)	6,002,479	$489,502
National Bank of Greece SA	22,775,012	393,838
Gunma Bank, Ltd. (The) (a)	21,197,300	307,288
Essent Group, Ltd. (a)	4,751,127	305,402
RenaissanceRe Holdings, Ltd.	952,200	301,752
Paymentus Holdings, Inc., Class A (b)	11,034,196	266,586
Glacier Bancorp, Inc.	5,084,757	262,272
360 ONE WAM, Ltd. (a)	22,987,923	262,215
Porto Seguro SA	24,154,335	247,612
FirstCash Holdings, Inc.	1,128,793	244,181
Plus500, Ltd. (a)	3,557,678	225,881
Wintrust Financial Corp.	1,334,466	214,475
JB Financial Group Co., Ltd. (a)	12,998,439	208,682
IG Group Holdings PLC	8,395,838	201,482
VZ Holding AG	1,068,427	200,253
Storebrand ASA	10,320,818	193,827
Marex Group PLC	3,176,679	193,619
AU Small Finance Bank, Ltd.	16,249,976	179,490
Manappuram Finance, Ltd. (a)	51,581,808	177,438
Nuvama Wealth Management, Ltd.	8,993,738	172,754
Max Financial Services, Ltd. (b)	10,198,390	171,512
SouthState Bank Corp.	1,663,436	166,177
Stifel Financial Corp.	2,319,931	161,862
Banca Generali SpA	2,097,044	156,225
EZCORP, Inc., Class A, nonvoting shares (b)	4,455,558	154,029
Vontobel Holding AG	1,648,007	149,800
Eurobank SA	30,260,010	144,603
BNK Financial Group, Inc.	13,028,699	143,635
Home BancShares, Inc.	5,001,886	142,804
First Interstate BancSystem, Inc., Class A	3,423,864	132,024
AUB Group, Ltd. (a)	6,654,579	131,839
Nova Ljubljanska Banka d.d. (GDR)	2,635,862	130,867
HDFC Asset Management Co., Ltd.	4,557,712	128,556
Fifth Third Bancorp	2,275,532	128,272
WisdomTree, Inc.	7,341,485	124,365
Victory Capital Holdings, Inc., Class A	1,466,900	123,308
StepStone Group, Inc., Class A	2,963,230	122,559
Houlihan Lokey, Inc., Class A	907,943	121,782
Cholamandalam Investment and Finance Co., Ltd.	6,273,373	119,361
SLM Corp.	4,553,469	118,117
SiriusPoint, Ltd. (b)	4,825,611	115,815
First American Financial Corp.	1,650,000	113,173
Discovery, Ltd.	6,836,710	110,448
Alpha Bank SA	24,000,000	108,753
Nordnet AB	2,810,653	106,852
Hokuhoku Financial Group, Inc. (c)	2,583,100	106,767
Home First Finance Company India, Ltd. (a)	8,339,518	100,734
Goosehead Insurance, Inc., Class A (a)(b)	1,972,271	95,655
Euronext NV	585,333	93,644
Lazard, Inc., Class A	2,182,474	91,533
BSE, Ltd.	2,219,334	91,473
East West Bancorp, Inc.	697,972	90,101
Slide Insurance Holdings, Inc. (b)	4,483,180	86,839
Kinsale Capital Group, Inc.	257,620	84,966
flatexDEGIRO SE	1,943,499	83,289
SMALLCAP World Fund — Page 7 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
GQG Partners, Inc. (CDI)	78,569,768	$78,761
FactSet Research Systems, Inc.	341,059	78,471
Baldwin Insurance Group, Inc. (The), Class A (b)	2,916,599	77,523
RBL Bank, Ltd. (b)	18,803,279	73,810
Optima bank SA	6,079,764	69,632
Remitly Global, Inc. (b)	2,902,972	65,056
Norion Bank AB (a)(b)	10,223,020	64,016
Neptune Insurance Holdings, Inc. (b)	2,019,121	63,602
Stewart Information Services Corp.	896,532	59,189
L&T Finance, Ltd.	17,835,312	58,910
Antin Infrastructure Partners SA (c)	5,750,504	58,095
ASX, Ltd.	1,525,293	56,331
EFG International AG	2,750,000	55,158
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	275,768	54,952
Evercore, Inc., Class A	155,769	53,186
Accelerant Holdings, Class A (b)	4,426,553	51,879
Trupanion, Inc. (b)	2,090,480	51,781
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	51,156
Tikehau Capital SCA, non-registered shares (c)	2,616,833	49,541
Rasan Information Technology Co. (b)	1,162,791	47,888
Definity Financial Corp.	889,619	47,195
Asia Commercial Joint Stock Bank	53,869,094	46,554
Lincoln International, Inc., Class A (b)	1,946,600	46,465
Marqeta, Inc., Class A (b)	10,879,969	44,173
Banco del Bajio, SA	13,402,608	43,318
Capitec Bank Holdings, Ltd.	148,078	42,905
Perella Weinberg Partners, Class A	2,602,595	41,537
Skyward Specialty Insurance Group, Inc. (b)	700,202	40,857
Aptus Value Housing Finance India, Ltd.	13,697,592	40,568
Towne Bank	1,110,044	40,228
Capri Global Capital, Ltd. (b)	16,500,000	39,904
iM Financial Group Co., Ltd.	3,631,223	39,580
Kyoto Financial Group, Inc. (c)	1,402,800	38,959
Roko AB, Class B (b)(c)	207,519	38,950
Patria Investments, Ltd., Class A	3,420,857	37,561
Qualitas Controladora, SAB de CV (c)	3,500,000	35,071
Sprott, Inc.	296,816	33,443
OneMain Holdings, Inc.	533,425	32,523
Qualitas, Ltd. (a)	15,100,000	31,986
Netwealth Group, Ltd.	2,231,773	31,733
Regional, SAB de CV, Class A	3,997,738	30,645
Valiant Holding AG	153,090	30,453
XP, Inc., Class A	1,867,000	30,357
Bank of Hawaii Corp.	368,997	30,070
Ridgepost Capital, Inc., Class A	3,790,553	29,832
Funding Circle Holdings PLC (b)	14,713,073	28,862
Warsaw Stock Exchange, Class B, non-registered shares	1,154,230	27,250
TMBThanachart Bank PCL, foreign registered shares	365,868,600	27,162
Ethos Technologies, Inc., Class A (b)(c)	1,315,789	23,868
PROG Holdings, Inc.	483,653	22,543
PB Fintech, Ltd. (b)	1,054,471	18,190
Linc AB (b)(c)	2,358,208	17,297
Pine Labs, Ltd. (b)(d)	9,550,395	15,871
AGI, Inc., Class A (b)	2,175,000	15,399
TMX Group, Ltd.	433,856	14,203
SMALLCAP World Fund — Page 8 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Central Depository Services (India), Ltd.	738,089	$10,269
UP Fintech Holding, Ltd. (ADR) (b)	2,128,910	9,367
Generation Development Group, Ltd.	3,171,745	7,877
WEX, Inc. (b)	52,749	7,442
Haci A–mer Sabanci Holding AS	2,191,124	4,592
Root, Inc., Class A (b)	75,522	4,223
City Union Bank, Ltd.	5,630	13
		11,718,520
Consumer discretionary 10.17%
TopBuild Corp. (a)(b)(c)	1,458,923	517,232
Dollarama, Inc.	3,443,936	455,598
Wayfair, Inc., Class A (b)	4,058,496	375,086
Cavco Industries, Inc. (a)(b)	557,074	342,255
Lottomatica Group SPA	11,806,267	327,804
Toll Brothers, Inc.	1,927,000	317,473
Ollies Bargain Outlet Holdings, Inc. (a)(b)	3,890,005	299,064
CAVA Group, Inc. (b)	3,754,919	294,686
Games Workshop Group PLC	987,707	283,145
Tube Investments of India, Ltd.	8,350,149	269,670
Global-E Online, Ltd. (b)	7,139,967	247,971
Patrick Industries, Inc. (a)	2,648,895	237,818
Wyndham Hotels & Resorts, Inc.	2,542,084	214,069
Brinker International, Inc. (b)	1,133,626	190,449
KB Home	2,945,000	184,328
Meritage Homes Corp.	1,987,850	166,681
B&M European Value Retail PLC (a)	61,496,574	159,130
Wingstop, Inc.	846,897	146,860
Inchcape PLC	13,741,321	140,576
Cairn Homes PLC (GBP denominated) (a)	37,085,383	105,694
Cairn Homes PLC (EUR denominated) (a)	11,726,599	33,113
BRP, Inc.	2,245,332	137,150
Floor & Decor Holdings, Inc., Class A (b)	2,274,335	135,005
Wynn Resorts, Ltd.	1,390,380	134,992
Norwegian Cruise Line Holdings, Ltd. (b)	6,296,320	132,915
AUTO1 Group SE (b)(c)	4,799,745	127,048
Watches of Switzerland Group PLC (a)(b)	11,990,457	112,893
Century Communities, Inc. (a)	1,512,000	108,350
Moncler SpA	1,849,594	107,316
Kontoor Brands, Inc.	1,276,410	106,376
Polaris, Inc.	1,533,238	104,935
Thor Industries, Inc.	1,379,888	103,712
Covista, Inc. (b)	807,026	100,604
Lennar Corp., Class A	1,058,458	95,780
Lennar Corp., Class B (c)	21,169	1,878
tonies SE, Class A (a)(b)(c)	6,374,203	92,036
Light & Wonder, Inc. CHESS Depositary Interest (b)	1,173,280	90,241
Coats Group PLC	85,101,150	88,044
Nissan Motor Co., Ltd. (b)(c)	45,873,900	85,158
Dominos Pizza Enterprises, Ltd. (a)	7,568,171	82,171
Navan, Inc. (b)	3,501,628	80,082
Vibra Energia SA	13,716,707	79,420
Metaplanet, Inc. (b)(c)	62,077,920	76,288
Installed Building Products, Inc.	330,424	75,945
Puuilo OYJ	3,687,826	75,714
SMALLCAP World Fund — Page 9 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Brunello Cucinelli SpA (c)	780,130	$73,691
Pepkor Holdings, Ltd.	54,153,275	72,975
Champion Homes, Inc. (b)	800,000	70,496
Zensho Holdings Co., Ltd. (c)	1,371,600	68,046
Aditya Vision, Ltd. (a)	9,068,719	63,090
ThredUp, Inc., Class A (b)	8,707,600	59,647
Liberty Live Holdings, Inc., Class C (b)	559,946	59,153
Texas Roadhouse, Inc.	302,511	58,454
Atour Lifestyle Holdings, Ltd., Class A (ADR)	1,770,867	56,314
Darden Restaurants, Inc.	270,250	55,674
Versigent PLC (b)	1,273,600	53,504
Gap, Inc.	2,830,830	52,880
Rusta AB	6,372,700	52,790
OneSpaWorld Holdings, Ltd.	1,809,328	51,095
Zalando SE, non-registered shares (b)	1,758,737	50,955
Beazer Homes USA, Inc. (a)(b)	1,659,813	46,558
Cartrade Tech, Ltd. (b)	1,565,495	44,805
Pattern Group, Inc., Class A (b)	1,750,000	44,082
Warby Parker, Inc., Class A (b)	1,364,256	41,392
Five Below, Inc. (b)	224,215	40,312
Guzman y Gomez, Ltd.	2,679,754	39,292
Valeo SA, non-registered shares	2,668,007	39,173
TCL Electronics Holdings, Ltd.	21,059,000	34,792
Savers Value Village, Inc. (b)	3,427,361	34,582
Belrise Industries, Ltd.	13,656,269	34,518
Evolution AB (b)	500,000	34,457
RH (b)	201,734	33,232
Entain PLC	4,389,702	32,587
Smartfit Escola de Ginastica e Danca SA	8,390,801	32,004
Groupe Dynamite, Inc.	843,449	31,841
YETI Holdings, Inc. (b)	641,400	31,788
Jumbo SA	1,225,706	31,469
AcadeMedia AB (publ)	3,000,000	31,191
Maruchiyo Yamaokaya Corp. (a)(c)	1,484,000	31,027
Domino’s Pizza Group PLC (c)	12,744,979	30,632
Musashi Seimitsu Industry Co., Ltd.	1,200,600	29,430
Grand Canyon Education, Inc. (b)	201,441	28,828
Amber Enterprises India, Ltd. (b)	345,077	27,684
Winnebago Industries, Inc.	850,825	26,580
Food & Life Cos., Ltd. (c)	841,000	25,183
Minth Group, Ltd.	7,415,100	25,160
Zhejiang Weixing Industrial Development Co., Ltd., Class A	18,556,510	23,026
Bath & Body Works, Inc.	916,443	21,197
Physicswallah, Ltd. (b)	15,047,087	19,894
DPC Dash, Ltd. (b)	5,041,486	18,970
MIPS AB (c)	543,100	14,472
Nien Made Enterprise Co., Ltd.	1,138,018	12,397
Yonex Co., Ltd. (c)	854,600	12,189
JVCKENWOOD Corp. (c)	1,652,300	11,530
MRF, Ltd.	8,450	11,459
Bright Horizons Family Solutions, Inc. (b)	128,659	9,119
StockX, Inc. (b)(d)(f)	161,790	4,396
SMALLCAP World Fund — Page 10 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Brilliant Earth Group, Inc., Class A	1,052,309	$1,189
BNN Technology PLC (a)(b)(f)	19,007,000	— (h)
		9,583,956
Health care 9.89%
Ionis Pharmaceuticals, Inc. (b)	5,259,919	417,059
Definium Therapeutics, Inc. (a)(b)	7,689,008	361,691
Ensign Group, Inc. (The)	1,965,963	315,144
NewAmsterdam Pharma Co. NV (a)(b)	9,266,080	314,027
Molina Healthcare, Inc. (b)	1,355,492	310,001
Krystal Biotech, Inc. (b)	752,244	279,587
Bio-Rad Laboratories, Inc., Class A (b)	881,719	258,882
Cytokinetics, Inc. (b)	2,997,051	255,319
Laurus Labs, Ltd.	14,947,573	241,078
Spyre Therapeutics, Inc. (b)	2,563,268	227,567
IDEAYA Biosciences, Inc. (a)(b)	5,202,950	193,914
Rhythm Pharmaceuticals, Inc. (b)	1,707,348	189,567
Xenon Pharmaceuticals, Inc. (b)	3,124,659	188,604
Bio-Techne Corp.	2,552,263	180,317
Alignment Healthcare, Inc. (b)	7,393,726	176,045
Asker Healthcare Group AB (a)(c)	21,542,648	175,082
Max Healthcare Institute, Ltd.	13,094,378	157,137
Kymera Therapeutics, Inc. (b)	1,352,248	155,062
Ascendis Pharma AS (b)	570,650	152,204
Oruka Therapeutics, Inc. (b)	1,527,592	145,381
Rapport Therapeutics, Inc. (a)(b)	3,379,608	140,828
Glaukos Corp. (b)	989,060	138,231
Addus HomeCare Corp. (a)(b)	1,352,899	135,926
Mirum Pharmaceuticals, Inc. (b)	1,123,070	131,478
Sonida Senior Living, Inc. (a)(b)	3,200,373	130,575
Penumbra, Inc. (b)	412,644	130,292
Hemab Therapeutics Holdings, Inc. (a)(b)(c)(e)	2,157,914	79,260
Hemab Therapeutics Holdings, Inc. (a)(b)	1,348,629	49,535
Jazz Pharmaceuticals PLC (b)	500,000	120,485
Natera, Inc. (b)	396,421	107,609
InSilico Medicine Cayman TopCo (b)(c)	20,844,865	106,067
AbCellera Biologics, Inc. (b)(c)	13,228,596	103,845
KRKA, dd, Novo mesto	335,262	96,043
Guardant Health, Inc. (b)	620,928	93,158
CRISPR Therapeutics AG (b)(c)	1,694,327	92,409
Encompass Health Corp.	848,027	85,719
Classys, Inc.	2,807,480	84,933
Aster DM Healthcare, Ltd.	10,058,750	84,117
Kardigan, Inc. (b)	3,503,842	83,567
Vimian Group AB (publ) (a)(b)(c)	26,510,431	79,847
Cosmo NV (a)	950,184	78,294
Insmed, Inc. (b)	716,736	76,418
BONESUPPORT Holding AB (a)(b)(c)	3,469,136	75,683
Nanobiotix SA (b)	1,992,295	73,127
Vitrolife AB (a)	7,958,964	72,044
ADMA Biologics, Inc. (b)	8,524,390	71,349
SAI Life Sciences, Ltd. (b)	5,458,706	71,290
Siegfried Holding AG (c)	808,673	70,916
Innovent Biologics, Inc. (b)	6,938,500	70,714
BrightSpring Health Services, Inc. (b)	963,256	67,177
SMALLCAP World Fund — Page 11 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ottobock SE & Co. KGaA (c)	1,156,486	$67,135
Denali Therapeutics, Inc. (b)	2,496,890	64,220
Generate Biomedicines, Inc. (b)(c)	3,752,630	63,307
Scholar Rock Holding Corp. (b)	1,128,752	62,081
Zenas Biopharma, Inc. (b)(c)	2,434,000	61,775
Asahi Intecc Co., Ltd. (c)	2,476,030	58,104
Teleflex, Inc.	455,825	57,780
Dr. Lal PathLabs, Ltd.	3,317,603	57,733
Camurus AB (b)(c)	982,914	57,396
AddLife AB, Class B	3,328,288	56,102
10x Genomics, Inc., Class A (b)	1,452,300	55,681
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	55,518
J. B. Chemicals & Pharmaceuticals, Ltd.	2,177,323	52,904
Mineralys Therapeutics, Inc. (b)	1,944,460	52,462
Elanco Animal Health, Inc. (b)	2,078,888	51,161
BridgeBio Pharma, Inc. (b)	681,290	50,743
Zealand Pharma AS (b)(c)	1,138,486	50,475
Genus PLC	1,694,236	48,316
Vaxcyte, Inc. (b)	814,688	47,358
Globus Medical, Inc., Class A (b)	574,500	45,391
Nurix Therapeutics, Inc. (b)	1,739,335	42,196
Alnylam Pharmaceuticals, Inc. (b)	137,700	41,452
Gubra AS (a)(b)(c)	837,014	41,263
IRhythm Holdings, Inc. (b)	326,172	38,798
Legend Biotech Corp. (ADR) (b)	1,321,196	38,156
Granules India, Ltd.	3,948,215	34,075
Inhibrx Biosciences, Inc. (b)	353,292	33,474
Strive, Inc. (b)(c)	2,934,421	32,015
Waystar Holding Corp. (b)	1,426,053	29,277
Glenmark Pharmaceuticals, Ltd.	1,153,115	27,011
Shanghai Conant Optical Co., Ltd., Class H (c)	6,562,500	26,345
CONMED Corp.	801,295	26,226
Insulet Corp. (b)	168,000	25,578
TransMedics Group, Inc. (b)	374,177	24,853
Duality Biotherapeutics, Inc. (b)	981,700	22,780
Vicore Pharma Holding AB (a)(b)	16,694,420	21,704
ARS Pharmaceuticals, Inc. (b)(c)	2,682,188	21,484
Caris Life Sciences, Inc., Class A (b)	1,180,173	21,031
Amplifon SpA	1,903,899	20,625
Indegene, Ltd. (b)	3,411,405	18,981
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	1,351,300	18,811
Biohaven, Ltd. (b)	1,168,175	17,382
Establishment Labs Holdings, Inc. (b)	184,050	15,793
Eikon Therapeutics, Inc. (b)(c)	1,143,637	14,924
MapLight Therapeutics, Inc. (b)(c)	404,389	14,493
Erasca, Inc. (b)	686,002	12,568
Align Technology, Inc. (b)	72,819	12,282
Kry International AB (b)(f)	918,277	10,870
Nykode Therapeutics ASA (a)(b)	17,038,219	5,547
		9,320,240
Materials 5.87%
Resonac Holdings Co., Ltd. (c)	4,690,196	522,992
Lundin Mining Corp.	18,560,656	452,287
Knife River Corp. (a)(b)	4,413,362	369,178
SMALLCAP World Fund — Page 12 of 29

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Celanese Corp. (a)	6,312,652	$290,382
Materion Corp.	973,999	289,658
Mitsui Kinzoku Co., Ltd. (c)	947,265	253,648
SOL SpA	3,570,127	237,437
Sumitomo Bakelite Co., Ltd. (a)	5,099,500	236,914
APL Apollo Tubes, Ltd.	11,764,316	223,898
Montage Gold Corp. (b)(c)	17,674,629	201,017
Element Solutions, Inc.	3,986,744	190,367
SigmaRoc PLC (a)(b)	89,188,362	151,420
Louisiana-Pacific Corp.	1,713,497	134,784
Dyno Nobel, Ltd.	42,412,307	115,404
Royal Gold, Inc.	544,002	108,588
Yamato Kogyo Co., Ltd. (c)	1,424,800	107,088
Vicat SACA	1,461,740	106,286
Kansai Paint Co., Ltd. (c)	6,442,100	105,427
Titan SA	1,693,837	100,752
Eldorado Gold Corp.	2,178,608	67,733
Eldorado Gold Corp. (CAD denominated)	1,000,000	31,123
Chugoku Marine Paints, Ltd. (a)(c)	4,079,000	84,009
James Hardie Industries PLC (b)	3,114,408	81,535
Warrior Met Coal, Inc.	869,623	70,579
Ramkrishna Forgings, Ltd. (a)	10,848,390	65,043
Welspun Gujarat Stahl Rohren, Ltd.	3,894,663	62,807
Novagold Resources, Inc. (b)	10,333,000	61,688
Myers Industries, Inc.	1,744,184	61,587
Lundin Gold, Inc.	1,000,000	53,947
Aura Minerals, Inc.	819,178	51,567
Talon Metals Corp. (a)(b)(c)	12,152,817	48,328
Aperam SA	923,512	44,986
Hawkins, Inc.	279,981	39,785
Cabot Corp.	414,462	37,641
Perpetua Resources Corp. (b)	1,803,674	37,444
G Mining Ventures Corp. (b)	1,163,990	34,085
Iluka Resources, Ltd.	6,908,882	34,081
Hycroft Mining Holding Corp., Class A (b)(c)	1,447,216	33,865
Lumina Metals Corp. (b)	4,672,684	33,705
Acerinox, SA	1,832,029	32,121
USA Rare Earth, Inc., Class A (b)(d)	1,412,999	30,493
Hill & Smith PLC	763,480	27,818
Umicore SA	1,179,563	27,523
Osaka Soda Co., Ltd.	2,287,000	26,777
Mosaic Co.	1,108,914	23,498
thyssenkrupp AG	1,882,266	22,385
Century Aluminum Co. (b)	380,739	17,518
Syensqo SA	226,442	16,722
Arkema SA	249,225	15,713
Southern Cross Gold Consolidated, Ltd. (b)(c)	2,454,617	15,196
OR Royalties, Inc.	466,254	14,764
Sibanye Stillwater, Ltd.	6,002,602	12,721
Mayr-Melnhof Karton AG, non-registered shares (c)	105,199	9,153
LunR Royalties Corp. (b)(c)	208,842	2,783
H.B. Fuller Co.	36,060	2,102
		5,530,352
SMALLCAP World Fund — Page 13 of 29

unaudited
Common stocks (continued) Consumer staples 2.31%	Shares	Value (000)
BBB Foods, Inc., Class A (b)	8,489,050	$353,739
Raia Drogasil SA, ordinary nominative shares	69,631,086	226,740
Yamazaki Baking Co., Ltd.	9,510,200	187,359
Freshpet, Inc. (a)(b)	2,962,831	175,163
Kotobuki Spirits Co., Ltd. (a)(c)	10,413,915	159,495
e.l.f. Beauty, Inc. (b)	1,959,289	144,987
Performance Food Group Co. (b)	928,000	103,741
Universal Robina Corp.	97,833,789	99,160
BJ’s Wholesale Club Holdings, Inc. (b)	1,074,290	93,700
Nissin Foods Holdings Co., Ltd. (c)	5,156,000	88,458
Fever-Tree Drinks PLC (a)	7,540,382	81,337
Emmi AG (c)	56,400	61,489
Barry Callebaut AG	32,934	45,655
Century Pacific Food, Inc.	80,941,500	40,999
Sprouts Farmers Market, Inc. (b)	444,154	37,567
Tilaknager Industries, Ltd. (b)	7,383,801	35,836
Shiseido Co., Ltd. (c)	2,190,900	35,430
Chefs Warehouse, Inc. (The) (b)	331,830	31,889
Celsius Holdings, Inc. (b)	1,074,845	31,471
Lion Corp. (c)	2,927,400	30,869
Redcare Pharmacy NV, non-registered shares (b)(c)	381,230	28,725
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	11,719,793	25,956
United Spirits, Ltd.	1,627,094	23,276
AAK AB (c)	819,898	19,371
PT Cisarua Mountain Dairy Tbk	54,885,700	13,704
		2,176,116
Energy 2.22%
Cactus, Inc., Class A (a)	4,778,129	244,784
Weatherford International	2,680,496	218,460
Secure Waste Infrastructure Corp. (a)	13,448,782	210,136
Viper Energy, Inc., Class A	3,375,927	143,139
CNX Resources Corp. (b)	4,124,844	139,956
Topaz Energy Corp.	6,213,341	130,466
Vista Energy, SAB de CV, Class A (ADR) (b)	1,924,865	122,806
Vallourec SA (c)	4,809,614	112,273
Aegis Logistics, Ltd.	8,897,591	111,187
Transocean, Ltd. (b)	22,676,471	110,888
Ovintiv, Inc.	1,961,350	103,265
Strathcona Resources, Ltd.	2,138,981	56,813
Headwater Exploration, Inc. (c)	6,329,671	52,798
DT Midstream, Inc.	356,000	52,239
WaterBridge Infrastructure, LLC, Class A (c)	1,457,312	49,942
Noble Corp. PLC, Class A	1,046,988	39,053
TerraVest Industries, Inc. (c)	437,283	35,794
Athabasca Oil Corp. (b)	4,500,000	32,427
Pason Systems, Inc. (c)	3,350,000	29,124
Rockpoint Gas Storage, Inc.	1,362,321	28,212
Sable Offshore Corp. (b)(c)(d)	5,781,816	17,808
Sable Offshore Corp. (b)	2,525,772	7,779
Great Eastern Shipping Co., Ltd. (The)	1,432,367	22,464
Friedrich Vorwerk Group SE (c)	261,859	20,171
		2,091,984
SMALLCAP World Fund — Page 14 of 29

unaudited
Common stocks (continued) Real estate 1.77%	Shares	Value (000)
Charter Hall Group REIT	19,306,456	$306,986
American Healthcare REIT, Inc. (c)	2,683,178	139,928
Compass, Inc., Class A (b)	11,250,973	138,724
Altus Group, Ltd. (a)(c)	3,114,741	98,960
Zillow Group, Inc., Class A (b)	2,000,000	62,740
Zillow Group, Inc., Class C, nonvoting shares (b)	823,442	25,955
Tritax Big Box REIT PLC REIT	40,331,492	86,390
Katitas Co., Ltd. (a)(c)	4,006,400	82,142
Kasumigaseki Capital Co., Ltd. (a)(c)	1,964,400	81,299
Four Corners Property Trust, Inc. REIT	3,306,687	81,179
International Workplace Group PLC	23,644,545	58,071
StorageVault Canada, Inc.	17,250,947	56,682
Phoenix Mills, Ltd. (The) (b)	2,534,230	52,347
Godrej Properties, Ltd.	2,500,000	49,621
Mindspace Business Parks REIT	9,000,000	45,038
UMH Properties, Inc. REIT	2,955,941	44,753
Lodha Developers, Ltd.	3,328,369	33,773
Swedish Logistic Property AB, Class B (b)	8,639,069	33,438
Corp. Inmobiliaria Vesta, SAB de CV (c)	9,295,077	31,908
Embassy Office Parks REIT	5,913,353	27,331
Fastighets AB Balder, Class B (b)	5,000,000	26,677
Prisma Properties AB (a)(b)	9,781,818	23,406
K-Fast Holding AB, Class B (a)(b)	18,183,928	18,786
Millrose Properties, Inc., Class A, REIT	539,813	16,221
RE / MAX Holdings, Inc., Class A (b)	1,500,000	14,790
Poly Property Services Co., Ltd., Class H	4,472,540	14,688
Genova Property Group AB (a)	2,626,731	9,781
Colliers International Group, Inc. (c)	97,227	9,124
		1,670,738
Communication services 1.30%
Nippon Television Holdings, Inc. (a)	13,589,701	233,498
Stubhub Holdings, Inc., Class A (b)(c)	11,075,577	142,543
New York Times Co., Class A	1,800,000	125,964
HFCL, Ltd. (b)	46,816,345	106,067
Trustpilot Group PLC (a)(b)	21,602,297	74,444
Magnite, Inc. (b)	3,765,513	71,469
Kadokawa Corp. (c)	3,286,100	69,946
Helios Towers PLC (b)	24,906,061	66,180
LG Uplus Corp.	5,916,929	53,584
Indosat Tbk PT	414,978,557	40,443
Hacksaw AB (c)	4,586,185	36,900
Lionsgate Studios Corp. (b)	2,388,535	36,569
Zegona Communications PLC	1,695,159	35,814
Telephone and Data Systems, Inc.	699,009	25,870
Snap, Inc., Class A, nonvoting shares (b)	5,381,166	23,892
MTN Group, Ltd.	1,458,066	20,295
Bharti Hexacom, Ltd.	833,832	13,074
Ovzon AB (b)	2,606,753	11,834
Hemnet Group AB	1,523,775	11,567
Future PLC	2,689,045	10,783
TIM SA	2,397,808	10,158
Baltic Classifieds Group PLC	2,266,439	5,659
		1,226,553
SMALLCAP World Fund — Page 15 of 29

unaudited
Common stocks (continued) Utilities 1.20%	Shares	Value (000)
IDACORP, Inc.	2,384,505	$360,776
Fervo Energy Co. (b)	6,819,363	199,330
Black Hills Corp.	1,777,821	132,270
Talen Energy Corp. (b)	340,741	130,933
Holding Co. ADMIE IPTO SA (a)(b)	20,460,827	108,853
SembCorp Industries, Ltd.	16,633,185	81,923
Nippon Gas Co., Ltd.	2,033,694	35,873
Tokyo Electric Power Co. Holdings, Inc. (b)(c)	12,161,100	34,508
Pennon Group PLC	5,481,096	33,824
Companhia de Saneamento de Minas Gerais COPASA MG	794,000	9,218
Mytrah Energy, Ltd. (a)(b)(f)	10,418,000	— (h)
		1,127,508
Total common stocks (cost: $55,953,947,000)		91,074,674
Preferred securities 0.81% Information technology 0.38%
PsiQuantum Corp., Series D, preferred shares (b)(d)(f)	1,334,542	63,978
PsiQuantum Corp., Series E, preferred shares (b)(d)(f)	1,215,769	59,901
Skyryse, Inc., Series B, preferred shares (a)(b)(d)(f)	1,649,110	37,682
Skyryse, Inc., Series C, preferred shares (a)(b)(d)(f)	925,096	21,915
SiFive, Inc., Series F, preferred shares (b)(d)(f)	3,451,632	32,825
SiFive, Inc., Series G, preferred shares (b)(d)(f)	2,521,779	23,982
Tekion Corp., Series B, preferred shares (b)(d)(f)	6,145,506	41,052
Tekion Corp., Series A, preferred shares (b)(d)(f)	340,980	2,278
Kandou Holding SA, Series A, preferred shares (a)(b)(d)(f)	103,388,888	26,881
Wayve Technologies, Ltd, Series D, preferred shares (b)(d)(f)	41,115	21,972
ANDPAD, Inc., Series D, preferred shares (b)(d)(f)	459,413	18,663
Outreach Corp., Series G, preferred shares (b)(d)(f)	1,554,053	4,538
Yotpo, Ltd., Series F, preferred shares (b)(d)(f)	8,332,809	2,666
Yotpo, Ltd., Series B, preferred shares (b)(d)(f)	1,111,347	356
Yotpo, Ltd., Series C, preferred shares (b)(d)(f)	1,057,985	338
Yotpo, Ltd., Series A-1, preferred shares (b)(d)(f)	709,592	227
Yotpo, Ltd., Series A, preferred shares (b)(d)(f)	345,899	111
Yotpo, Ltd., Series C-1, preferred shares (b)(d)(f)	293,302	94
Yotpo, Ltd., Series D, preferred shares (b)(d)(f)	163,552	52
Yotpo, Ltd., Series B-1, preferred shares (b)(d)(f)	130,625	42
		359,553
Industrials 0.21%
Zipline International, Inc., Series H, preferred shares (b)(d)(f)	2,134,570	120,091
Zipline International, Inc., Series G, preferred shares (b)(d)(f)	1,192,000	67,062
Workrise Technologies, Inc., Series E, preferred shares (b)(d)(f)	95,423	15,938
		203,091
Financials 0.11%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (b)(c)	3,980,985	40,208
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(d)(f)	13,618	38,266
Different Technologies, LLC, Class C, preferred shares (b)(d)(f)	804,058	21,265
		99,739
SMALLCAP World Fund — Page 16 of 29

unaudited
Preferred securities (continued) Health care 0.06%	Shares	Value (000)
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(d)(f)	1,785,714	$31,822
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(d)(f)	1,531,102	12,586
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(b)(d)(f)	884,139	7,002
ClearNote Health, Inc., Series D-1, 5.00% noncumulative preferred shares (a)(b)(d)(f)	358,362	2,788
		54,198
Real estate 0.04%
QuintoAndar, Ltd., Series E-1, preference shares (b)(d)(f)	244,733	39,272
Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares (b)(d)(f)	222,222	6,038
StockX, Inc., Series AA, preferred shares (b)(d)(f)	57,338	1,558
StockX, Inc., Series B, preferred shares (b)(d)(f)	3,094	84
		7,680
Total preferred securities (cost: $844,496,000)		763,533
Rights & warrants 0.00% Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (b)(c)(f)	804,342	2,011
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(b)(d)(f)	38,765	158
		2,169
Information technology 0.00%
Kandou Holding SA, warrants, expire 8/18/2028 (a)(b)(d)(f)	2,257,143	23
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(d)(f)	1,163,990	— (h)
		23
Total rights & warrants (cost: $2,011,000)		2,192
Convertible stocks 0.16% Information technology 0.10%
Fluidstack, Ltd., Series A, preferred shares (d)(f)	539,868	77,801
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (d)(f)	14,888,589	9,826
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (d)(f)	1,234,727	1,593
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (d)(f)	935,103	720
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (d)(f)	935,103	720
RealSelf, Inc., Series C, convertible preferred shares (a)(d)(f)	3,468,862	2,116
		92,776
Consumer discretionary 0.03%
Metaplanet Inc., Class B, 5.00% perpetual cumulative preferred shares (d)(f)	5,902,500	32,329
Utilities 0.03%
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (d)	300,000	20,689
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (d)	137,515	4,742
		25,431
Total convertible stocks (cost: $141,240,000)		150,536
SMALLCAP World Fund — Page 17 of 29

unaudited
Convertible bonds & notes 0.13% Information technology 0.13%	Principal amount (000)	Value (000)
PayClip, Inc., convertible notes, 4.50% Cash 12/15/2028 (d)(f)(i)	USD25,314	$37,872
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	5,997	23,594
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (g)	2,307	9,077
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (g)	22,416	56,802
		127,345
Total convertible bonds & notes (cost: $56,930,000)		127,345
Bonds, notes & other debt instruments 0.01% Corporate bonds and notes 0.01% Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (i)(j)	9,072	8,327
Total bonds, notes & other debt instruments (cost: $10,002,000)		8,327
Short-term securities 3.46% Money market investments 2.59%	Shares
Capital Group Central Cash Fund 3.70% (a)(k)	24,460,019	2,445,757
Money market investments purchased with collateral from securities on loan 0.87%
Capital Group Central Cash Fund 3.70% (a)(k)(l)	2,288,286	228,806
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (k)(l)	114,400,000	114,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (k)(l)	106,200,000	106,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (k)(l)	106,200,000	106,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (k)(l)	74,087,501	74,087
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (k)(l)	65,400,000	65,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (k)(l)	57,200,000	57,200
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (k)(l)	49,000,000	49,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (k)(l)	16,300,000	16,300
		817,593
Total short-term securities (cost: $3,263,362,000)		3,263,350
Total investment securities 101.20% (cost: $60,271,988,000)		95,389,957
Other assets less liabilities (1.20)%		(1,134,531)
Net assets 100.00%		$94,255,426
Investments in affiliates (a)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 21.93%
Industrials 6.77%
Diploma PLC	$739,825	$—	$—	$—	$241,453	$981,278	$8,803
Crane Co.	422,242	190,574	33,165	14,067	89,638	683,356	1,836
Enpro, Inc.	316,763	7,308	54,245	15,735	177,530	463,091	1,242
VSE Corp.	237,304	109,896	89,187	9,032	92,554	359,599	489
NICHIAS Corp. (c)	173,593	18,045	63,511	23,780	140,923	292,830	2,576
AZZ, Inc.	214,031	4,785	24,725	6,952	82,487	283,530	1,171
SMALLCAP World Fund — Page 18 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
CSW Industrials, Inc.	$289,469	$36,938	$126,929	$19,034	$36,322	$254,834	$895
Carel Industries SpA	202,614	15,732	41,705	8,178	60,819	245,638	1,515
Kadant, Inc.	229,637	50,237	77,371	2,902	10,595	216,000	868
SWCC Corp. (c)	129,558	—	13,467	6,826	74,262	197,179	2,227
First Advantage Corp. (b)	194,748	21,209	45,325	(23,372)	40,437	187,697	—
Hub Group, Inc., Class A	102,071	35,192	—	—	33,324	170,587	1,400
Sinfonia Technology Co., Ltd. (c)	112,642	35,868	42,168	18,952	40,014	165,308	1,337
Sanki Engineering Co., Ltd. (c)	—	132,057	—	—	26,430	158,487	549
Badger Infrastructure Solutions, Ltd.	33,078	80,918	—	—	40,650	154,646	977
Meidensha Corp.	—	117,821	—	—	31,607	149,428	1,251
Japan Elevator Service Holdings Co., Ltd.	178,106	—	1,109	44	(27,624)	149,417	1,845
AQ Group AB	73,593	42,468	—	—	19,173	135,234	1,160
PFISTERER Holding SE	77,089	24,548	—	—	27,656	129,293	1,180
Kumagai Gumi Co., Ltd.	—	156,595	—	—	(33,880)	122,715	2,341
Volution Group PLC	134,167	808	9,770	854	(7,600)	118,459	2,370
Shaily Engineering Plastics, Ltd. (b)	61,762	25,580	5,162	1,162	27,307	110,649	—
Visional, Inc. (b)(c)	118,897	31,909	—	—	(44,269)	106,537	—
Chemring Group PLC	96,058	26,641	5,035	1,128	(15,661)	103,131	854
Cadre Holdings, Inc.	118,682	16,553	14,471	1,828	(25,142)	97,450	941
Takuma Co., Ltd.	—	75,351	2,242	(304)	21,256	94,061	1,463
Instalco AB	56,213	1,498	15,641	3,510	21,056	66,636	911
Mader Group, Ltd.	69,409	—	3,056	686	(649)	66,390	—
Einride AB (EUR denominated) (b)(d)	18,526	19,064	—	—	11,051	48,641	—
Einride AB (b)(d)	22,720	—	—	—	(8,072)	14,648	—
Einride AB (ADR) (b)(d)(e)	—	1,926	—	—	(176)	1,750	—
INVISIO Communications AB (c)	87,032	21,932	8,728	(2,760)	(33,072)	64,404	989
Arcosa, Inc. (m)	358,666	9,715	304,021	147,316	53,195	—	584
Astronics Corp. (b)(m)	64,173	21,729	12,769	—	77,189	—	—
Astronics Corp., Class B (b)(m)	—	12,769	—	—	15,349	—	—
Byrna Technologies, Inc. (b)(n)	38,576	—	28,801	(5,534)	(4,241)	—	—
CBIZ, Inc. (b)(n)	184,757	—	123,558	(107,890)	46,691	—	—
Cleanaway Waste Management, Ltd. (m)	260,388	39,442	104,448	(18,403)	(12,437)	—	3,507
Enerpac Tool Group Corp., Class A (m)	147,845	—	70,001	14,633	(36,312)	—	144
ICF International, Inc. (m)	136,493	—	84,053	(46,858)	11,661	—	445
Karnell Group AB (b)(m)	23,154	273	—	—	8,430	—	—
Limbach Holdings, Inc. (b)(n)	62,670	14,626	62,780	(23,600)	9,084	—	—
Montana Aerospace AG (b)(c)(m)	120,180	521	37,800	(1,123)	(26,024)	—	—
R&S Group Holding AG (c)(m)	103,630	11,126	30,807	(5,033)	(20,103)	—	997
Robert Half, Inc. (m)	146,920	55,072	62,553	(28,258)	14,047	—	10,133
						6,392,903
Information technology 5.69%
Kokusai Electric Corp.	515,886	67,105	41,732	26,390	732,998	1,300,647	2,266
ASMPT, Ltd.	187,708	70,298	21,011	(2,025)	426,713	661,683	3,095
Dexerials Corp.	238,364	—	28,178	14,703	156,048	380,937	2,804
eMemory Technology, Inc.	352,831	—	92,448	30,736	65,733	356,852	2,483
Impinj, Inc. (b)	419,086	9,460	—	—	(83,092)	345,454	—
Ultra Clean Holdings, Inc. (b)	—	207,045	—	—	132,515	339,560	—
Maruwa Co., Ltd. (c)	248,198	52,102	161,221	51,262	116,041	306,382	279
Cohu, Inc. (b)	—	207,710	—	—	69,343	277,053	—
SMALLCAP World Fund — Page 19 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Co-Tech Copper Foil Corp.	$—	$215,886	$—	$—	$59,521	$275,407	$—
Ichor Holdings, Ltd. (b)	—	140,556	—	—	82,740	223,296	—
Eugene Technology Co., Ltd.	—	129,541	—	—	50,836	180,377	117
Rogers Corp. (b)	88,187	22,727	33,336	9,277	90,712	177,567	—
Kitron ASA	92,935	7,780	16,469	6,910	77,893	169,049	1,177
Shibaura Mechatronics Corp.	—	189,592	51,529	13,737	10,016	161,816	783
Fastly, Inc., Class A (b)	—	201,887	—	—	(54,879)	147,008	—
Riken Keiki Co., Ltd.	65,848	—	—	—	5,824	71,672	585
Kandou Holding SA (b)(f)	—	30,800	—	—	(29,920)	880	—
Alkami Technology, Inc. (b)(n)	135,727	—	109,063	11,721	(38,385)	—	—
Allegro MicroSystems, Inc. (b)(m)	279,956	—	117,955	19,541	201,633	—	—
Appier Group, Inc. (n)	85,768	—	43,576	(38,340)	(3,852)	—	98
GPGI, Inc., Class A (c)(d)(m)	—	181,596	18,505	(9,107)	(22,057)	—	47
GPGI, Inc., Class A (m)	37,195	75,422	—	—	(17,954)	—	23
Insight Enterprises, Inc. (b)(n)	183,605	—	153,652	(75,936)	45,983	—	—
Lumentum Holdings, Inc. (b)(m)	656,619	—	1,697,652	1,474,039	265,334	—	—
Megaport, Ltd. (b)(n)	133,662	—	77,257	20,883	(77,288)	—	—
Ncino, Inc. (b)(n)	212,216	—	149,853	(113,244)	50,881	—	—
Netskope, Inc., Class A (b)(n)	89,870	3,197	46,763	(31,556)	(14,748)	—	—
Noventiq Holdings PLC (GDR) (b)(f)(g)(m)	6,125	—	—	—	(1,163)	—	—
Noventiq Holdings PLC (GDR) (b)(f)(m)	6	—	—	—	(1)	—	—
PAR Technology Corp. (b)(c)(m)	108,415	—	48,504	(31,018)	(11,473)	—	—
Semtech Corp. (b)(m)	307,260	36,600	160,856	82,161	287,312	—	—
Soitec (b)(m)	—	96,364	102,712	51,262	128,420	—	—
Viavi Solutions, Inc. (b)(m)	189,785	10,806	231,486	161,778	293,609	—	—
						5,375,640
Financials 2.02%
Gunma Bank, Ltd. (The)	167,322	78,652	—	—	61,314	307,288	4,048
Essent Group, Ltd.	510,792	—	199,708	47,954	(53,636)	305,402	5,785
360 ONE WAM, Ltd.	336,122	—	68,984	19,304	(24,227)	262,215	3,622
Plus500, Ltd.	154,068	—	—	—	71,813	225,881	4,432
JB Financial Group Co., Ltd.	200,860	148,580	114,153	22,547	(49,152)	208,682	8,458
Manappuram Finance, Ltd.	172,895	5,103	15,447	1,135	13,752	177,438	910
AUB Group, Ltd.	139,044	20,475	20,180	4,823	(12,323)	131,839	1,233
Home First Finance Company India, Ltd.	110,077	3,965	—	—	(13,308)	100,734	453
Goosehead Insurance, Inc., Class A (b)	125,621	13,593	—	—	(43,559)	95,655	—
Norion Bank AB (b)	70,750	2,134	—	—	(8,868)	64,016	2,134
Qualitas, Ltd.	—	34,396	—	—	(2,410)	31,986	375
Aptus Value Housing Finance India, Ltd. (m)	98,868	—	32,046	(28,827)	2,573	—	977
Baldwin Insurance Group, Inc. (The), Class A (b)(m)	239,282	—	111,237	(138,886)	88,364	—	—
BNK Financial Group, Inc. (m)	144,059	132,704	132,969	(7,581)	7,422	—	7,939
Glacier Bancorp, Inc. (m)	351,419	25,753	120,982	(6,640)	12,722	—	6,475
IIFL Finance, Ltd. (n)	148,041	—	143,092	15,724	(20,673)	—	1,257
JTC PLC (n)	171,679	—	165,342	46,913	(53,250)	—	—
Premium Group Co., Ltd. (n)	40,811	—	32,681	(2,670)	(5,460)	—	—
SiriusPoint, Ltd. (b)(m)	108,540	29,572	55,612	9,235	24,080	—	—
Skyward Specialty Insurance Group, Inc. (b)(m)	153,639	—	115,754	13,733	(10,761)	—	—
SMALLCAP World Fund — Page 20 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
SLM Corp. (m)	$254,929	$30,214	$123,647	$(50,126)	$6,747	$—	$2,551
Victory Capital Holdings, Inc., Class A (m)	215,530	—	137,493	52,524	(7,253)	—	3,671
						1,911,136
Consumer discretionary 2.36%
TopBuild Corp. (b)(c)	808,175	24,744	294,571	171,202	(192,318)	517,232	—
Cavco Industries, Inc. (b)	383,303	—	61,764	23,142	(2,426)	342,255	—
Ollies Bargain Outlet Holdings, Inc. (b)	103,024	339,744	25,110	(1,540)	(117,054)	299,064	—
Patrick Industries, Inc.	219,874	61,540	—	—	(43,596)	237,818	3,448
B&M European Value Retail PLC	126,547	61,292	—	—	(28,709)	159,130	7,074
Cairn Homes PLC (GBP denominated)	61,985	23,016	—	—	20,693	105,694	2,561
Cairn Homes PLC (EUR denominated)	32,795	—	7,152	4,479	2,991	33,113	879
Watches of Switzerland Group PLC (b)	59,443	5,950	4,726	(2,030)	54,256	112,893	—
Century Communities, Inc.	95,815	—	—	—	12,535	108,350	1,406
tonies SE, Class A (b)(c)	44,484	30,419	13,414	(355)	30,902	92,036	—
Dominos Pizza Enterprises, Ltd.	—	104,108	—	—	(21,937)	82,171	1,341
Aditya Vision, Ltd.	62,786	—	4,466	1,027	3,743	63,090	—
Beazer Homes USA, Inc. (b)	40,748	—	—	—	5,810	46,558	—
Maruchiyo Yamaokaya Corp. (c)	—	32,208	—	—	(1,181)	31,027	51
BNN Technology PLC (b)(f)	— (h)	—	—	—	— (h)	— (h)	—
CAVA Group, Inc. (b)(m)	329,278	90,593	275,806	164,162	(13,541)	—	—
Domino’s Pizza Group PLC (c)(m)	70,410	—	30,270	(23,025)	13,517	—	1,305
DPC Dash, Ltd. (b)(m)	106,060	—	34,015	350	(53,425)	—	—
Genda, Inc. (n)	80,594	—	46,832	(21,944)	(11,818)	—	—
Metaplanet, Inc. (b)(c)(m)	238,060	64,220	42,648	(82,154)	(101,190)	—	—
Tsuburaya Fields Holdings, Inc. (n)	59,582	—	40,590	(2,733)	(16,259)	—	—
						2,230,431
Health care 2.07%
Definium Therapeutics, Inc. (b)	—	220,294	—	—	141,397	361,691	—
NewAmsterdam Pharma Co. NV (b)	244,472	28,401	6,220	1,000	46,374	314,027	—
IDEAYA Biosciences, Inc. (b)	159,712	14,000	40,414	11,511	49,105	193,914	—
Asker Healthcare Group AB (c)	110,713	73,705	—	—	(9,336)	175,082	851
Rapport Therapeutics, Inc. (b)	101,055	6,715	10,299	5,965	37,392	140,828	—
Addus HomeCare Corp. (b)	128,525	36,252	4,463	(826)	(23,562)	135,926	—
Sonida Senior Living, Inc. (b)	—	113,505	—	—	17,070	130,575	—
Hemab Therapeutics Holdings, Inc. (b)(c)(e)	—	30,000	—	—	49,260	79,260	—
Hemab Therapeutics Holdings, Inc. (b)	—	30,240	—	—	19,295	49,535	—
Vimian Group AB (publ) (b)(c)	54,883	25,296	—	—	(332)	79,847	—
Cosmo NV	—	149,009	7,158	(5,396)	(58,161)	78,294	2,481
BONESUPPORT Holding AB (b)(c)	155,211	—	32,864	12,682	(59,346)	75,683	—
Vitrolife AB	35,516	74,769	—	—	(38,241)	72,044	945
Gubra AS (b)(c)	76,841	—	23,606	4,676	(16,648)	41,263	—
Vicore Pharma Holding AB (b)	16,663	5,406	—	—	(365)	21,704	—
Nykode Therapeutics ASA (b)	2,704	214	—	—	2,629	5,547	—
DiaSorin SpA (n)	142,395	—	114,651	(55,228)	27,484	—	—
Entero Healthcare Solutions, Ltd. (b)(n)	29,595	—	25,027	(9,378)	4,810	—	—
KalVista Pharmaceuticals, Inc. (b)(n)	38,703	—	79,078	43,878	(3,503)	—	—
Phreesia, Inc. (b)(n)	73,732	—	38,203	(50,802)	15,273	—	—
Xenon Pharmaceuticals, Inc. (b)(m)	153,581	21,919	55,093	15,078	53,119	—	—
						1,955,220
SMALLCAP World Fund — Page 21 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Materials 1.32%
Knife River Corp. (b)	$125,208	$271,982	$53,822	$(4,013)	$29,823	$369,178	$—
Celanese Corp.	210,864	96,997	31,998	(6,353)	20,872	290,382	550
Sumitomo Bakelite Co., Ltd.	195,744	—	24,494	(360)	66,024	236,914	1,910
SigmaRoc PLC (b)	144,659	—	—	—	6,761	151,420	—
Chugoku Marine Paints, Ltd. (c)	50,500	44,465	—	—	(10,956)	84,009	1,101
Ramkrishna Forgings, Ltd.	82,986	5,019	21,627	(20,353)	19,018	65,043	125
Talon Metals Corp. (b)(c)	—	65,533	—	—	(17,205)	48,328	—
APL Apollo Tubes, Ltd. (m)	284,864	—	62,979	28,724	(26,711)	—	—
Asahi Yukizai Corp. (c)(n)	43,781	—	55,934	11,595	558	—	515
Materion Corp. (m)	200,060	66,016	155,182	60,304	118,460	—	541
Sandstorm Gold, Ltd. (n)	297,928	—	292,246	161,305	(166,987)	—	—
TriMas Corp. (n)	111,673	3,646	94,232	(20,226)	(861)	—	118
						1,245,274
Consumer staples 0.44%
Freshpet, Inc. (b)	81,716	137,732	33,528	(12,322)	1,565	175,163	—
Kotobuki Spirits Co., Ltd. (c)	137,538	—	10,593	(263)	32,813	159,495	2,363
Fever-Tree Drinks PLC	110,379	—	19,941	(32,011)	22,910	81,337	1,433
Humble Group AB (b)(n)	27,086	—	26,262	(8,064)	7,240	—	—
Universal Robina Corp. (m)	125,633	56,825	57,411	(32,806)	6,919	—	4,019
						415,995
Energy 0.48%
Cactus, Inc., Class A	90,121	148,070	17,253	(3,196)	27,042	244,784	1,467
Secure Waste Infrastructure Corp.	100,882	120,737	27,226	(284)	16,027	210,136	3,250
Sable Offshore Corp. (b)(m)	31,499	34,506	23,932	(28,596)	(5,698)	—	—
Sable Offshore Corp. (b)(c)(d)(m)	—	81,000	57,677	8,477	(13,992)	—	—
Savannah Energy PLC (b)(n)	11,529	—	11,087	(24,987)	24,545	—	—
Weatherford International (m)	299,187	16,268	167,930	28,991	41,944	—	2,934
						454,920
Real estate 0.33%
Altus Group, Ltd. (c)	119,295	45,052	31,421	(583)	(33,383)	98,960	1,041
Katitas Co., Ltd. (c)	—	85,901	—	—	(3,759)	82,142	615
Kasumigaseki Capital Co., Ltd. (c)	—	96,241	—	—	(14,942)	81,299	—
Prisma Properties AB (b)	24,417	—	—	—	(1,011)	23,406	—
K-Fast Holding AB, Class B (b)	27,736	—	—	—	(8,950)	18,786	—
Genova Property Group AB	8,720	2,153	—	—	(1,092)	9,781	178
						314,374
Communication services 0.33%
Nippon Television Holdings, Inc.	538,573	—	124,108	(18,907)	(162,060)	233,498	4,148
Trustpilot Group PLC (b)	92,738	—	19,716	(10,686)	12,108	74,444	—
Baltic Classifieds Group PLC (m)	107,598	—	62,058	(8,349)	(31,532)	—	119
Hemnet Group AB (m)	126,097	—	65,894	(10,099)	(38,537)	—	157
Magnite, Inc. (b)(m)	134,721	78,449	100,074	(14,427)	(27,200)	—	—
Starz Entertainment Corp. (b)(n)	19,690	—	15,034	(6,047)	1,391	—	—
						307,942
SMALLCAP World Fund — Page 22 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Utilities 0.12%
Holding Co. ADMIE IPTO SA (b)	$—	$97,590	$—	$—	$11,263	$108,853	$—
Mytrah Energy, Ltd. (b)(f)	— (h)	—	—	—	— (h)	— (h)	—
						108,853
Total common stocks						20,712,688
Preferred securities 0.16%
Information technology 0.09%
Skyryse, Inc., Series B, preferred shares (b)(d)(f)	44,566	—	—	—	(6,884)	37,682	—
Skyryse, Inc., Series C, preferred shares (b)(d)(f)	15,314	9,686	—	—	(3,084)	21,916	—
Kandou Holding SA, Series A, preferred shares (b)(d)(f)	—	21,890	—	—	4,991	26,881	—
						86,479
Industrials 0.00%
Einride AB, Series A, preferred shares (b)(n)	507	—	312	—	(195)	—	—
Einride AB, Series B, preferred shares (b)(n)	56,413	—	18,753	—	(37,660)	—	—
						—
Financials 0.04%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (b)(d)(f)	55,093	—	—	—	(16,827)	38,266	—
Health care 0.03%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (b)(d)(f)	12,408	—	—	—	178	12,586	—
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (b)(d)(f)	—	7,165	—	—	(163)	7,002	—
ClearNote Health, Inc., Series D-1, 5.00% noncumulative preferred shares (b)(d)(f)	—	2,614	—	—	174	2,788	—
Hemab APS (Hemab Therapeutics), Series C, preferred shares (b)(n)	—	30,000	30,000	—	—	—	—
Hemab Therapeutics Holdings, Inc., Series C, preferred shares (b)(n)	—	30,000	30,000	—	—	—	—
						22,376
Total preferred securities						147,121
Rights & warrants 0.00%
Health care 0.00%
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (b)(d)(f)	—	—	—	—	158	158	—
Information technology 0.00%
Kandou Holding SA, warrants, expire 8/18/2028 (b)(d)(f)	—	—	—	—	23	23	—
Total rights & warrants						181
Convertible stocks 0.00%
Information technology 0.00%
RealSelf, Inc., Series C, convertible preferred shares (d)(f)	2,498	—	—	—	(382)	2,116	—
Consumer discretionary 0.00%
Metaplanet Inc., Class B, 5.00% perpetual cumulative preferred shares (d)(f)(m)	—	33,836	—	—	(1,507)	—	468
SMALLCAP World Fund — Page 23 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027 (n)	$122,017	$—	$166,563	$68,206	$(23,660)	$—	$2,919
Total convertible stocks						2,116
Convertible bonds & notes 0.00%
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 5/15/2026 (n)	2,000	—	2,000	—	—	—	145
Short-term securities 2.83%
Money market investments 2.59%
Capital Group Central Cash Fund 3.70% (k)	3,106,660	7,465,704	8,126,586	243	(264)	2,445,757	85,397
Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 3.70% (k)(l)	54,820	173,986 (o)				228,806	— (p)
Total short-term securities						2,674,563
Total 24.92%				$2,014,474	$3,878,140	$23,536,669	$262,932
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Zipline International, Inc., Series H, preferred shares (b)(f)	12/3/2025	$120,100	$120,091	0.13%
Zipline International, Inc., Series G, preferred shares (b)(f)	6/7/2024	50,000	67,062	0.07
GPGI, Inc., Class A (c)	1/30/2026	153,984	131,927	0.14
PsiQuantum Corp., Series D, preferred shares (b)(f)	5/28/2021	35,000	63,978	0.07
PsiQuantum Corp., Series E, preferred shares (b)(f)	8/29/2025	50,000	59,901	0.06
Fluidstack, Ltd., Series A, preferred shares (f)	2/27/2026	40,000	77,801	0.08
Einride AB (EUR denominated) (a)(b)	7/16/2021-2/1/2023	29,607	48,641	0.05
Einride AB (a)(b)	7/14/2025	18,275	14,648	0.02
Einride AB (ADR) (a)(b)(e)	6/9/2026	1,926	1,750	— (q)
Skyryse, Inc., Series B, preferred shares (a)(b)(f)	10/21/2021	40,700	37,682	0.04
Skyryse, Inc., Series C, preferred shares (a)(b)(f)	9/16/2025-11/21/2025	25,000	21,915	0.02
SiFive, Inc., Series F, preferred shares (b)(f)	3/16/2022	25,000	32,825	0.03
SiFive, Inc., Series G, preferred shares (b)(f)	3/2/2026	22,000	23,982	0.03
Tekion Corp., Series B, preferred shares (b)(f)	8/20/2025	56,846	41,052	0.05
Tekion Corp., Series A, preferred shares (b)(f)	8/20/2025	3,154	2,278	— (q)
QuintoAndar, Ltd., Series E-1, preference shares (b)(f)	12/20/2021	50,000	39,272	0.04
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(f)	1/28/2021	48,695	38,266	0.04
PayClip, Inc., convertible notes, 4.50% Cash 12/15/2028 (f)(i)	5/29/2024-12/15/2025	27,225	37,872	0.04
Metaplanet Inc., Class B, 5.00% perpetual cumulative preferred shares (f)	12/23/2025	33,836	32,329	0.04
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(f)	8/10/2021	50,000	31,822	0.03
USA Rare Earth, Inc., Class A (b)	1/26/2026	30,379	30,493	0.03
Kandou Holding SA, Series A, preferred shares (a)(b)(f)	1/12/2026-2/18/2026	21,890	26,881	0.03
Kandou Holding SA, warrants, expire 8/18/2028 (a)(b)(f)	08/18/2023	—	23	— (q)
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares	8/27/2024	26,493	20,689	0.02
SMALLCAP World Fund — Page 24 of 29

unaudited
Restricted securities (d) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares	8/21/2024	$6,412	$4,742	0.01%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(f)	4/26/2021	15,101	12,586	0.01
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(b)(f)	5/21/2026	7,165	7,002	0.01
ClearNote Health, Inc., Series D-1, 5.00% noncumulative preferred shares (a)(b)(f)	5/21/2026	2,614	2,788	— (q)
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(b)(f)	5/21/2026	—	158	— (q)
Wayve Technologies, Ltd, Series D, preferred shares (b)(f)	2/11/2026	22,000	21,972	0.02
Different Technologies, LLC, Class C, preferred shares (b)(f)	4/15/2026	21,265	21,265	0.02
ANDPAD, Inc., Series D, preferred shares (b)(f)	6/30/2022	19,506	18,663	0.02
Sable Offshore Corp. (b)(c)	1/26/2026	31,800	17,808	0.02
Workrise Technologies, Inc., Series E, preferred shares (b)(f)	3/8/2021	40,000	15,938	0.02
Pine Labs, Ltd. (b)	11/14/2025	28,000	15,871	0.02
Dock, Ltd. (b)(f)	10/19/2020	26,000	15,160	0.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (f)	2/18/2022	12,179	9,826	0.01
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (f)	9/2/2025	1,320	1,593	— (q)
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (f)	9/2/2025	1,000	720	— (q)
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (f)	9/2/2025	1,000	720	— (q)
StockX, Inc., Series E-1, preferred shares (b)(f)	4/15/2021	20,000	6,038	0.01
StockX, Inc. (b)(f)	4/5/2021	14,682	4,396	— (q)
StockX, Inc., Series AA, preferred shares (b)(f)	4/5/2021	5,203	1,558	— (q)
StockX, Inc., Series B, preferred shares (b)(f)	4/5/2021	281	84	— (q)
Yotpo, Ltd., Series F, preferred shares (b)(f)	2/25/2021	18,329	2,666	0.01
Yotpo, Ltd. (b)(f)	3/16/2021	5,475	838	— (q)
Yotpo, Ltd., Series B, preferred shares (b)(f)	3/16/2021	2,322	356	— (q)
Yotpo, Ltd., Series C, preferred shares (b)(f)	3/16/2021	2,211	338	— (q)
Yotpo, Ltd., Series A-1, preferred shares (b)(f)	3/16/2021	1,483	227	— (q)
Yotpo, Ltd., Series A, preferred shares (b)(f)	3/16/2021	723	111	— (q)
Yotpo, Ltd., Series C-1, preferred shares (b)(f)	3/16/2021	613	94	— (q)
Yotpo, Ltd., Series D, preferred shares (b)(f)	3/16/2021	341	52	— (q)
Yotpo, Ltd., Series B-1, preferred shares (b)(f)	3/16/2021	273	42	— (q)
Outreach Corp., Series G, preferred shares (b)(f)	5/27/2021	45,482	4,538	0.01
RealSelf, Inc., Series C, convertible preferred shares (a)(f)	4/18/2018	19,000	2,116	— (q)
Foursquare Labs, Inc., Series A (b)(f)	12/3/2013	20,000	1,261	— (q)
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(f)	8/22/2014	— (h)	— (h)	— (q)
Total		$1,351,890	$1,194,707	1.27%

SMALLCAP World Fund — Page 25 of 29

unaudited
(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Non-income producing.
(c)	All or a portion of this security was on loan.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $81,010,000, which represented 0.09% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Value determined using significant unobservable inputs.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $70,841,000, which represented 0.08% of the net assets of the fund.

(h)	Amount less than one thousand.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Step bond; coupon rate may change at a later date.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Security purchased with cash collateral from securities on loan.
(m)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2026. Refer to the investment portfolio for the security value at 6/30/2026.
(n)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.
(o)	Represents net activity.
(p)	Dividend income is included with securities lending income and is not shown in this table.
(q)	Amount less than 0.01%.
SMALLCAP World Fund — Page 26 of 29

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
SMALLCAP World Fund — Page 27 of 29

unaudited
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$17,045,648	$10,538,044	$—	$27,583,692
Information technology	10,789,126	8,232,421	23,468	19,045,015
Financials	5,965,897	5,752,623	—	11,718,520
Consumer discretionary	6,326,635	3,252,925	4,396	9,583,956
Health care	7,032,173	2,277,197	10,870	9,320,240
Materials	2,887,227	2,643,125	—	5,530,352
Consumer staples	1,224,953	951,163	—	2,176,116
Energy	1,825,889	266,095	—	2,091,984
Real estate	720,964	949,774	—	1,670,738
Communication services	436,465	790,088	—	1,226,553
Utilities	832,527	294,981	— *	1,127,508
Preferred securities	40,208	—	723,325	763,533
Rights & warrants	—	—	2,192	2,192
Convertible stocks	—	25,431	125,105	150,536
Convertible bonds & notes	—	89,473	37,872	127,345
Bonds, notes & other debt instruments	—	8,327	—	8,327
Short-term securities	3,263,350	—	—	3,263,350
Total	$58,391,062	$36,071,667	$927,228	$95,389,957
*
Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CVR = Contingent Value Rights
EUR = Euros

GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
SMALLCAP World Fund — Page 28 of 29

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-035-0826
SMALLCAP World Fund — Page 29 of 29